BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss for basic and diluted loss per share		$ (111,754)	$ (114,208)	$ (107,420)
Denominator:
Weighted average number of Class A Ordinary shares used in computing basic net loss per share (in shares)	[1]	15,933,291	10,087,691	9,783,301
Weighted average number of Class A Ordinary shares used in computing diluted net loss per share (in shares)	[1]	15,933,291	10,087,691	9,783,301
Class A Ordinary Shares
Denominator:
Weighted average number of Class A Ordinary shares used in computing basic net loss per share (in shares)		15,933,291	10,087,691	9,783,301
Weighted average number of Class A Ordinary shares used in computing diluted net loss per share (in shares)		15,933,291	10,087,691	9,783,301
Basic net loss per Class A Ordinary shares (in USD per share)		$ (7.01)	$ (11.32)	$ (10.98)
Diluted net loss per Class A Ordinary shares (in USD per share)		$ (7.01)	$ (11.32)	$ (10.98)

[1]	Prior period results have been retroactively adjusted to reflect the 1:30 stock reverse split effected on October 18, 2023. See also Note 10.